Stockholders' Equity and Stock Options (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Valuation Assumptions
The fair value of the options granted is estimated using the Black-Scholes option pricing model using the following assumptions:

	2014	2013	2012
Average expected term (years)	6.0	6.0	6.0
Risk-free interest rate	1.83% - 2.10%	0.93%	1.09% - 1.36%
Expected volatility	30.0%	20.0%	22.4% - 25.1%

Annual Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Outstanding
A summary of the Annual Stock Options and Senior Management Stock Options outstanding for the year ended December 31, 2014 (in millions, except share and per share amounts) is as follows:

	Number of Shares	Weighted - Average Exercise Price	Weighted - Average Remaining Contractual Term
Outstanding at January 1, 2014	42,195	$621
Granted	4,239	911
Exercised	(25)	620
Expired or forfeited	(7,481)	590
Outstanding at December 31, 2014	38,928	659	6.69
Exercisable at December 31, 2014	22,491	$—	5.72

Strategic Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Outstanding
A summary of the Strategic Stock Options for the year ended December 31, 2014 (in million, except share and per share amounts) is as follows:

	Number of Shares	Weighted - Average Exercise Price	Weighted - Average Remaining Contractual Term
Outstanding at January 1, 2014	46,595	$540
Granted	4,514	911
Exercised	—
Expired or forfeited	(11,381)	577
Outstanding at December 31, 2014	39,728	$572	5.27
Exercisable at December 31, 2014	—	$—	2.37